RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The total remuneration paid to the Atento Group's key management personnel
Total	$ 6,426,000	$ 11,897,000	$ 11,819,000
The breakdown of the total remuneration shown above is as follow:
Salaries and variable remuneration	6,137,000	11,104,000	10,703,000
Salaries	2,359,000	5,828,000	9,524,000
Key management personnel compensation, share-based payment	2,493,000	4,173,000	0
Variable remuneration	1,285,000	1,103,000	1,179,000
Payment in kind	289,000	793,000	1,116,000
Medical insurance	77,000	177,000	206,000
Life insurance premiums	64,000	86,000	44,000
Key Management Personnel Compensation Other Shortterm Employee Benefits	148,000	530,000	866,000
Total	$ 6,426,000	$ 11,897,000	$ 11,819,000